Significant Accounting Policies - Concentrations of Credit Risk and Other Risks and Uncertainties (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash and cash equivalents	$ 16,380	$ 25,764	$ 8,826	$ 19,623	$ 18,731